Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss per share
23. Net loss per share
Basic net loss per share and diluted net loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2019, 2020 and 2021 as follows:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net profit/(loss)	14,968	(18,292)	(107,717)
Less: Net profit/(loss) attributable to non-controlling interests	66	—	(51)
Net profit/(loss) attributable to common shares and redeemable preferred shares	14,902	(18,292)	(107,666)
Redeemable Preferred Shares redemption value accretion	(32,854)	(4,274)	—
Allocation to redeemable preferred shareholders	(7,431)	1,074	—
Net loss attributable to common shareholders-Basic and diluted	(25,383)	(21,492)	(107,666)

Denominator:
Denominator for basic loss per share weighted-average common shares outstanding	452,445,068	963,817,614	1,021,861,206
Dilutive effect of restricted shares	—	—	—
Dilutive effect of share options	—	—	—
Denominator for diluted loss per share weighted-average common shares outstanding	452,445,068	963,817,614	1,021,861,206
Basic and diluted loss per share	(0.06)	(0.02)	(0.11)
The potentially dilutive securities that were not included in the calculation of above dilutive net loss per share in the years presented where their inclusion would be anti-diluted include restricted shares of 1,789,534 and 4,054,623 for the years ended December 31, 2020 and 2021, respectively, and share options of 4,114,655 shares and nil shares for the year ended December 31, 2020 and 2021, on a weighted average basis.